Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets
Goodwill and Other Intangible Assets
The following is a summary of the activity in the goodwill balance for the years ended December 31, 2016 and 2015 (in millions):

Goodwill balance at January 1, 2015	$8,535
Acquisitions	3,589
Foreign currency translation	(39)
Other activity, net	(6)
Goodwill balance at December 31, 2015	12,079
Acquisitions	307
Foreign currency translation	(135)
Other activity, net	40
Goodwill balance at December 31, 2016	$12,291

The following is a summary of the activity in the other intangible assets balance for the years ended December 31, 2016 and 2015 (in millions):

Other intangible assets balance at January 1, 2015	$7,780
Acquisitions	3,163
Foreign currency translation	(25)
Amortization of other intangible assets	(160)
Other intangible assets balance at December 31, 2015	10,758
Acquisitions	180
Foreign currency translation	(155)
Creditex customer relationship intangible asset impairment	(33)
Amortization of other intangible assets	(323)
Other activity, net	(7)
Other intangible assets balance at December 31, 2016	$10,420

We completed the Securities Evaluations and Credit Market Analysis acquisitions during the year ended December 31, 2016; completed the Interactive Data and Trayport acquisitions during the year ended December 31, 2015; and completed the SuperDerivatives, ICE Futures Singapore, ICE Clear Netherlands and True Office acquisitions and purchased certain patent rights during the year ended December 31, 2014 (Note 3). The changes in other activity, net in the tables above primarily relate to adjustments to the fair value of the net tangible and identifiable intangible assets and liabilities relating to the acquisitions, with a corresponding adjustment to goodwill.

The foreign currency translation adjustments in the tables above resulted from a portion of our goodwill and other intangible assets being held at our U.K., Continental European and Canadian subsidiaries, some of whose functional currencies are not the U.S. dollar. The foreign currency translation decrease for the year ended December 31, 2016 is primarily due to certain of our goodwill and intangible assets being recorded in pounds sterling, which decreased in value due to the weakening pound sterling exchange rate following the U.K. referendum vote in June 2016 to leave the European Union.

In August 2016, we sold certain of Creditex’s U.S. voice brokerage operations to Tullett Prebon. During the third quarter of 2016, we discontinued Creditex’s U.K. voice brokerage operations. We continue to operate Creditex’s electronically traded markets and systems, post-trade connectivity platforms and intellectual property. We continued to monitor potential triggering events in our CDS trade execution business during 2016, including the impacts of divesting the brokerage business, changes in the business and regulatory climate in which the remaining business operates, the volatility in the capital markets, our recent operating performance and our current financial projections. Based on an analysis of these factors, it was determined that the carrying value of the Creditex customer relationship intangible asset was not fully recoverable and an impairment of the asset was recorded in September 2016 for $33 million based on a discounted cash flow calculation. The impairment was recorded as amortization expense within our Trading and Clearing segment in the accompanying consolidated statement of income for the year ended December 31, 2016. As of December 31, 2016, the remaining Creditex customer relationship intangible asset is $14 million and will continue to be amortized over the remaining useful life through August 2020.
Other intangible assets and the related accumulated amortization consisted of the following as of December 31, 2016 and 2015 (in millions, except years):

	As of December 31,		Useful Life (Years)
	2016	2015
Customer relationships	$4,063	$3,952	3 to 25
Technology	438	391	2.5 to 11
Trading products with finite lives	237	237	20
Russell licensing rights	184	184	10
Data/databases	145	76	4 to 10
Market data provider relationships	11	11	20
Non-compete agreements	38	37	1 to 5
Other	31	53	1 to 5
	5,147	4,941
Less accumulated amortization	(1,220)	(703)
Total finite-lived intangible assets, net	3,927	4,238
Exchange registrations, licenses and contracts with indefinite lives	6,083	6,086
Trade names and trademarks with indefinite lives	294	297
In-process research and development	108	129
Other	8	8
Total indefinite-lived intangible assets	6,493	6,520
Total other intangible assets, net	$10,420	$10,758

For the years ended December 31, 2016, 2015 and 2014, amortization of other intangible assets was $323 million, $160 million and $151 million, respectively. Collectively, the remaining weighted average useful lives of the finite-lived intangible assets is 19.8 years as of December 31, 2016. We expect future amortization expense from the finite-lived intangible assets as of December 31, 2016 to be as follows (in millions):

2017	$270
2018	257
2019	250
2020	212
2021	199
Thereafter	2,739
$3,927